Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	CALVERT FUND
Central Index Key	0000701039
Amendment Flag	false
Document Creation Date	Mar. 08, 2019
Document Effective Date	Mar. 08, 2019
Prospectus Date	Feb. 01, 2019
Entity Inv Company Type	N-1A
Calvert Ultra-Short Duration Income Fund | Class A
Risk/Return:
Trading Symbol	CULAX
Calvert Ultra-Short Duration Income Fund | Class I
Risk/Return:
Trading Symbol	CULIX
Calvert Ultra-Short Duration Income Fund | Class R6
Risk/Return:
Trading Symbol	CULRX